1933 Act Registration No. 333-34844
1940 Act Registration No. 811-09903

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]

Pre-Effective Amendment No	[ ]

Post-Effective Amendment No. 9	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

Amendment No. 11	[ X ]
MELLON FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (212) 922-6000

Jeff Prusnofsky
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)
Copies to:
Donald W. Smith, Esq.
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W., Second Floor
Washington, D.C. 20036-1800
Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

[ ] Immediately upon filing pursuant to Rule 485(b)

[ X ] On April 1, 2004 pursuant to Rule 485(b)

[ ] 60 days after filing pursuant to Rule 485(a)(1)

[ ] On pursuant to Rule 485(a)(1)

[ ] 75 days after filing pursuant to Rule 485(a)(2)

[ ] On pursuant to Rule 485(a)(2)

P:\Word Processing\FUNDS\mellon\J29-MELLON-5-1-04.doc/061

Registrant is filing this Post-Effective No. 9 solely to file Registrant’s Amended and Restated Rule 18f-3 Plan dated March 5, 2002, as amended March 2, 2004.

The information required pursuant to Part A and Part B of Form N-1A is incorporated herein by reference to Part A and Part B of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, SEC File No. 333-34844, filed on December 24, 2003.

ii

MELLON FUNDS TRUST

PART C
OTHER INFORMATION

Item 23.	Exhibits

(a)	Amended and Restated Agreement and Declaration of Trust dated June 5, 2000, is incorporated herein by reference to Exhibit (a) of Pre-effective Amendment No. 1 to registration statement, SEC File No. 333-34844, filed on July 7, 2000.

(b)	By-Laws dated June 5, 2000, are incorporated herein by reference to Exhibit (b)
of Pre-effective Amendment No. 1 to registration statement, SEC File No. 333-34844, filed on July 7, 2000.

(c)	Instruments defining the rights of holders of Registrant’s securities are incorporated herein by reference to Articles III, IV, V, VI, VIII and IX of the Registrant’s Amended
and Restated Agreement and Declaration of Trust and Articles 9 and 11 of the
Registrant’s By-Laws.

(d)	Investment Advisory Agreement dated June 14, 2000, amended effective as of December
16, 2002, is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment
No. 7 to registration statement, SEC File No. 333-34844, filed on December 12, 2002.

(e)	Distribution Agreement dated June 14, 2000, amended effective as of December 16,
2002, is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No.
7 to registration statement, SEC File No. 333-34844, filed on December 12, 2002.

(f)	Not Applicable.

(g)	Form of Mutual Fund Custody and Services Agreement between the Registrant and
Boston Safe Deposit and Trust Company and Mellon Bank, N.A. is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 3 to registration statement, SEC File No. 333-34844, filed on December 20, 2001.

(h)	(1) Transfer Agent Agreement dated as of June 14, 2000, is incorporated herein by reference to Exhibit 13(a) of Registrant's registration statement on Form N-14,
SEC File No. 333-63652, filed on June 22, 2001.

(2) Amendment to Transfer Agent Agreement effective March 6, 2001, is incorporated herein by reference to Exhibit 13(b) of Registrant's registration statement on Form N-14, SEC File No. 333-63652, filed on June 22, 2001.

(3) Amended and Restated Administration Agreement dated June 14, 2000, amended effective as of December 16, 2002, is incorporated herein by reference to Exhibit
(h)(3) of Post-Effective Amendment No. 7 to registration statement, SEC File
No. 333-34844, filed on December 12, 2002.

(4) Amended and Restated Fee Waiver Agreement dated May 22, 2002 is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment
No. 5 to registration statement, SEC File No. 333-34844, filed on May 21, 2002.

(5) Shareholder Services Plan dated May 9, 2001, revised as of December 16, 2002, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 7 to registration statement, SEC File No. 333-34844, filed on December 12, 2002.

(i) Opinion and consent of Registrant's Counsel is incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 8 to registration statement, SEC file No. 333-34844, filed on December 24, 2003.

(j) Consent of Independent Auditors is incorporated by reference to Exhibit (j) of Post-Effective Amendment No. 8 to registration statement, SEC file No. 333-34844, filed on December 24, 2003.

(k) Not Applicable.

(l) Not Applicable.

(m) Distribution Plan dated as of March 5, 2002, effective as of May 15, 2002, revised December 16, 2002, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 7 to registration statement, SEC File No. 333-34844, filed on December 12, 2002.

(n) Amended and Restated Rule 18f-3 Plan dated March 5, 2002, amended March 2, 2004.

Filed herewith.

(o) Not Applicable.

(p) Code of Ethics is incorporated herein by reference to Exhibit (p) of Pre-effective

Amendment No. 2 to registration statement, SEC File No. 333-34844, filed on September 15, 2000.

(q) Code of Ethics adopted by the Registrant is incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 8 to registration statement, SEC file No. 333-34844, filed on December 24, 2003.

Other Exhibits

(1) Power of Attorney of the Trustees dated June 13, 2000. Incorporated by reference to Pre-Effective Amendment No. 1.

(2) Powers of Attorney of Stephen E. Canter and James Windels dated November 15, 2001.

Incorporated by reference to Post-Effective Amendment No. 3.

Item 24. Persons Controlled by or Under Common Control with Registrant Not Applicable. Item 25. Indemnification

(a) The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition or any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under Article 10 of the Registrant’s By-Laws, provided that (i) such Covered Person shall provide security for his or her undertaking, (ii) the Trust shall be insured against losses arising by reason of such Covered Person’s failure to fulfill his or her undertaking, or (iii) a majority of the Trustees who are disinterested persons and who are not Interested Persons (as that term is defined in the Investment Company Act of 1940) (provided that a majority of such Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (but not a full trial-type inquiry), that there is reason to believe such Covered Person ultimately will be entitled to indemnification.

(b) As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication in a decision on the merits by a court, or by any other body before which the proceeding was brought, that such Covered Person either (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or (ii) is liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office, indemnification shall be provided if (i) approved as in the best interest of the Trust, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons and are not Interested Persons (as that term is defined in the Investment Company Act of 1940) (provided that a majority of such Trustees then in office act on the matter), upon a determination, based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust and is not liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office, or (ii) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

(c) The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used Article 10 of the Registrant’s By-Laws, the term “Covered Person” shall include such person’s heirs, executors and administrators, and a “disinterested person” is a person against whom none of the actions, suits or other proceedings in question or another action, suit, or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in Article 10 of the Registrant’s By-Laws shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of such person.

(d) Notwithstanding any provisions in the Registrant’s Amended and Restated Agreement and Declaration of Trust and By-Laws pertaining to indemnification, all such provisions are limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission: In the event that a claim for indemnification is asserted by a Trustee, officer or controlling person of the Trust in connection with the registered securities of the Trust, the Trust will not make such indemnification unless (i) the Trust has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Trust shall have obtained a reasonable determination, based upon review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of Trustees who are neither Interested Persons as such term is defined in the Investment Company Act of 1940, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

     The Trust will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless (i) the Trust shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and (ii) one of the following conditions shall have occurred: (a) such person shall provide security for his undertaking, (b) the Trust shall be insured against losses arising by reason of any lawful advances or (c) a majority of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Item 26. Business and Other Connections of Investment Adviser.

Mellon Fund Advisers, a division of The Dreyfus Corporation ("Dreyfus"), is investment adviser to the Registrant. Dreyfus and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

C-5

ITEM 26. Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Stephen R. Byers	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Director, Vice Chairman, and		Managers
Chief Investment Officer		President	9/02 - 11/02

	Dreyfus Service Corporation++	Senior Vice President	3/00 - Present

	Founders Asset Management,	Member, Board of	6/02 - Present
	LLC****	Managers

	Dreyfus Investment Advisors,	Chief Investment Officer	2/02 - Present
	Inc. ++	Director	2/02 - Present

Stephen E. Canter	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Chairman of the Board,
Chief Executive Officer and	Mellon Bank, N.A.+	Vice Chairman	6/01 - Present
Chief Operating Officer

	Standish Mellon Asset Management	Board Manager	7/03 - Present
Company, LLC*

	Mellon Growth Advisors, LLC*	Board Member	1/02 – 7/03

	Dreyfus Investment	Chairman of the Board	1/97 - 2/02
	Advisors, Inc.++	Director	5/95 - 2/02
		President	5/95 - 2/02

	Newton Management Limited	Director	2/99 - Present
London, England

	Mellon Bond Associates, LLP+	Executive Committee	1/99 – 7/03
Member

	Mellon Equity Associates, LLP+	Executive Committee	1/99 - Present
Member

	Franklin Portfolio Associates,	Director	2/99 - Present
LLC*

	Franklin Portfolio Holdings, Inc.*	Director	2/99 - Present

	TBCAM Holdings, LLC*	Director	2/99 - Present

	Mellon Capital Management	Director	1/99 - Present
Corporation***

	Founders Asset Management	Member, Board of	12/97 - Present
	LLC****	Managers

	The Dreyfus Trust Company+++	Director	6/95 - Present
		Chairman	1/99 - Present
		President	1/99 - Present
		Chief Executive Officer	1/99 - Present

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01/20/04

Name and Position

With Dreyfus	Other Businesses	Position Held	Dates

J. Charles Cardona	Dreyfus Investment Advisors,	Chairman of the Board	2/02 - Present
Director and Vice Chairman	Inc.++

	Boston Safe Advisors, Inc.++	Director	10/01 - Present

	Dreyfus Service Corporation++	Executive Vice President	2/97 - Present
		Director	8/00 - Present

Steven G. Elliott	Mellon Financial Corporation+	Director	1/01 - Present
Director		Senior Vice Chairman	1/99 - Present
		Chief Financial Officer	1/90 - 12/01

	Mellon Bank, N.A.+	Director	1/01 - Present
		Senior Vice Chairman	3/98 - Present
		Chief Financial Officer	1/90 - 12/01

	Mellon EFT Services Corporation	Director	10/98 - 6/02
Mellon Bank Center, 8th Floor
1735 Market Street
Philadelphia, PA 19103

	Mellon Financial Services	Director	1/96 - Present
	Corporation #1	Vice President	1/96 - Present
Mellon Bank Center, 8th Floor
1735 Market Street
Philadelphia, PA 19103

	Allomon Corporation	Director	12/87 - Present
Two Mellon Bank Center
Pittsburgh, PA 15259

	Mellon Funding Corporation+	Director	8/87 - Present
		Chief Executive Officer	8/87 - 6/01
		President	8/87 - 6/01

	Mellon Overseas Investments	Director	4/88 – 7/02
Corporation+

	Mellon Financial Markets, LLC+	Member	12/99 – 3/02

	Mellon Ventures, Inc. +	Director	1/99 - Present
David F. Lamere	Mellon Financial Corporation +	Vice Chairman	9/01 - Present
Director
	Wellington-Medford II Properties,	President and Director	2/99 - Present
Inc.
Medford, MA

	TBC Securities Co., Inc.	President and Director	2/99 - Present
Medford, MA

	The Boston Company, Inc. *	Chairman & CEO	1/99 - Present

	Boston Safe Deposit and Trust	Chairman & CEO	1/99 - Present
Company*

	Newton Management Limited	Director	10/98 - Present
London, England

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	C-7		01/20/04

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

David F. Lamere	Laurel Capital Advisors, LLP+	Executive Committee	8/98 - Present
Director		Member
(continued)
	Mellon Bank, N.A. +	Vice Chairman	9/01 - Present
		Exec. Management Group	8/01 - Present
		Exec. Vice President	4/98 - 9/01

	Mellon United National Bank	Director	11/98 - Present
2875 Northeast 191st Street,
North Miami, FL 33180

	Mellon Asset Holdings, Inc. +	President	3/99 - 12/02
		Director	6/99 - 12/02

	Mellon Global Investing Corp.+	President	1/00 - Present

Martin G. McGuinn	Mellon Financial Corporation+	Chairman	1/99 - Present
Director		Chief Executive Officer	1/99 - Present
		Director	1/98 - Present

	Mellon Bank, N. A. +	Chairman	3/98 - Present
		Chief Executive Officer	3/98 - Present
		Director	1/98 - Present

Michael G. Millard	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Director and President		Managers
		Vice President	9/02 - 11/02

	Dreyfus Service Corporation++	Chairman of the Board	4/02 - Present
		Chief Executive Officer	4/02 - Present
		Director	8/00 - Present
		Executive Vice President	8/00 - 5/02

	Dreyfus Service Organization, Inc.	Director	4/02 - Present

	Dreyfus Insurance Agency of	Director	4/02 - Present
Massachusetts Inc. ++

	Founders Asset Management	Member, Board of	5/01 - Present
	LLC****	Managers
	Boston Safe Advisors, Inc. ++	Director	10/01 - Present
	MBSC LLC++	Manager, Board of	3/03 - Present
Managers

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Vice Chairman
and Director
	Mellon Bank, N.A. +	Vice Chairman	6/01 - Present
		Senior Vice President	2/97 - 6/01

	Mellon Growth Advisors, LLC*	Board Member	1/02 - 7/03

	TBC General Partner, LLC*	President	7/03 - Present

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01/20/04/FONT>

Name and Position

With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	Standish Mellon Asset Management	Board Member	7/01 - 7/03
Vice Chairman	Holdings, LLC
and Director	One Financial Center
(continued)	Boston, MA 02211

	Standish Mellon Asset Management	Board Member	7/01 - Present
Company, LLC
One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates,	Director	4/97 - Present
LLC*

	Pareto Partners (NY)	Partner Representative	2/00 - Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 - Present

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	Mellon Global Investments Japan Ltd.	Non-Resident Director	11/98 - Present
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 - Present

	Fixed Income (MA) Trust*	Trustee	6/03 - Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Boston Safe Advisors, Inc. ++	Chairman	6/97 - 10/01
		Director	2/97 - 10/01

	Pareto Partners	Partner Representative	5/97 - Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management	Director	2/97 - Present
Corporation***

	Certus Asset Advisors Corp.**	Director	2/97 - 7/03

	Mellon Bond Associates, LLP+	Executive Committee	1/98 - 7/03
Member
		Chairman	1/98 - 7/03

	Mellon Equity Associates, LLP+	Executive Committee	1/98 - Present
Member
		Chairman	1/98 - Present

	Mellon Global Investing Corp.*	Director	5/97 - Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 - Present

	Mellon - France Corporation*	Director	3/97 - 8/01

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	C-9		01/20/04

Name and Position

With Dreyfus	Other Businesses	Position Held	Dates

J. David Officer	Dreyfus Service Corporation++	President	3/00 - Present
Vice Chairman		Director	3/99 - Present
and Director
	MBSC, LLC++	Manager, Board of	4/02 - Present
Managers
		President	4/02 – Present

	Boston Safe Advisors, Inc. ++	Director	10/01 - Present

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization,	Director	3/99 - Present
Inc.++

	Dreyfus Insurance Agency of	Director	5/98 - Present
Massachusetts, Inc.++

	Dreyfus Brokerage Services, Inc.	Chairman	3/99 – 1/02
6500 Wilshire Boulevard, 8th Floor,
Los Angeles, CA 90048

	Seven Six Seven Agency, Inc.++	Director	10/98 - Present

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

	Dreyfus Financial Services Corp. +	Director	9/96 - 4/02
		Chairman	6/99 - 4/02
		Chief Executive Officer	6/99 - 4/02

	Dreyfus Investment Services	Manager	11/01 - 12/02
	Company LLC+	Chairman	11/01 - 12/02
		Chief Executive Officer	11/01 - 12/02

	Dreyfus Investment Services	Director	4/96 - 11/01
	Corporation+	Chairman	6/99 - 11/01
		Chief Executive Officer	6/99 - 11/01

Richard W. Sabo	Founders Asset Management	President	12/98 - Present
Director	LLC****	Chief Executive Officer	12/98 - Present
Diane P. Durnin	Seven Six Seven Agency, Inc. ++	Director	4/02 – Present
Executive Vice President

Mark N. Jacobs	Dreyfus Investment	Director	4/97 - Present
General Counsel,	Advisors, Inc.++
Executive Vice President, and
Secretary
	The Dreyfus Trust Company+++	Director	3/96 - Present

	The TruePenny Corporation++	President	10/98 - Present
		Director	3/96 - Present

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

William H. Maresca	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Controller		Managers
		Vice President and	9/02 - Present
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	3/99 - Present
		Treasurer	9/98 - Present
		Director	3/97 - Present

	Dreyfus Financial Services	Director	3/02 – 4/02
Corporation

	MBSC, LLC++	Chief Financial Officer	4/02 - Present
		Manager, Board of	4/02 - Present
Managers

	Boston Safe Advisors, Inc. ++	Chief Financial Officer and	10/01 - Present
Director

	Dreyfus Service Corporation++	Chief Financial Officer	12/98 - Present
		Director	8/00 - Present

	Dreyfus Consumer Credit	Treasurer	10/98 - Present
Corporation ++

	Dreyfus Investment	Treasurer	10/98 – Present
Advisors, Inc. ++

	Dreyfus-Lincoln, Inc.	Vice President	10/98 – 2/03
	c/o Mellon Corporation	Director	2/02 – 2/03
Two Greenville Center
4001 Kennett Pike
Suite 218
Greenville, DE 19807

	The TruePenny Corporation++	Vice President	10/98 - Present
		Director	2/02 - Present
		Treasurer	5/00 - Present

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	5/98 - Present

	Dreyfus Service	Treasurer	3/99 - Present
Organization, Inc.++

	Dreyfus Insurance Agency of	Treasurer	3/99 - Present
Massachusetts, Inc. ++

Mary Beth Leibig	None
Vice President -
Human Resources

Angela E. Price	None
Vice President

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C-11

01/20/04

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - Present
Vice President – Tax
	Dreyfus Service Corporation++	Vice President - Tax	10/96 – Present

	MBSC, LLC++	Vice President - Tax	4/02 - Present

	The Dreyfus Consumer Credit	Chairman	6/99 – Present
	Corporation ++	President	6/99 – Present

	Dreyfus Investment Advisors,	Vice President - Tax	10/96 – Present
Inc.++

	Dreyfus Service Organization,	Vice President - Tax	10/96 - Present
Inc.++
Wendy Strutt	Boston Safe Advisers, Inc.	Chief Operating Officer	3/03 - Present
Vice President

Raymond J. Van Cott	Mellon Bank, N.A.+	Vice President	7/98 - Present
Vice President –
Information Systems

James Bitetto	The TruePenny Corporation++	Secretary	9/98 - Present
Assistant Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 - Present

	Dreyfus Investment	Assistant Secretary	7/98 - Present
Advisors, Inc.++

	Dreyfus Service	Assistant Secretary	7/98 - Present
Organization, Inc.++

	The Dreyfus Consumer Credit	Vice President and	2/02 – Present
	Corporation++	Director

Steven F. Newman	Dreyfus Transfer, Inc. ++	Vice President	2/97 - Present
Assistant Secretary		Director	2/97 - Present
		Secretary	2/97 - Present

	Dreyfus Service	Secretary	7/98 - Present
Organization, Inc.++
*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

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Item 27.	Principal Underwriters

(a)	Other investment companies for which Registrant's principal underwriter
(exclusive distributor) acts as principal underwriter or exclusive distributor:

	1	.	CitizensSelect Funds
	2	.	Dreyfus A Bonds Plus, Inc.
	3	.	Dreyfus Appreciation Fund, Inc.
	4	.	Dreyfus Balanced Fund, Inc.
	5	.	Dreyfus BASIC Money Market Fund, Inc.
	6	.	Dreyfus BASIC U.S. Mortgage Securities Fund
	7	.	Dreyfus BASIC U.S. Government Money Market Fund
	8	.	Dreyfus Bond Funds, Inc.
	9	.	Dreyfus California Intermediate Municipal Bond Fund
	10	.	Dreyfus California Tax Exempt Bond Fund, Inc.
	11	.	Dreyfus California Tax Exempt Money Market Fund
	12	.	Dreyfus Cash Management
	13	.	Dreyfus Cash Management Plus, Inc.
	14	.	Dreyfus Connecticut Intermediate Municipal Bond Fund
	15	.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
	16	.	Dreyfus Fixed Income Securities
	17	.	Dreyfus Florida Intermediate Municipal Bond Fund
	18	.	Dreyfus Florida Municipal Money Market Fund
	19	.	Dreyfus Founders Funds, Inc.
	20	.	The Dreyfus Fund Incorporated
	21	.	Dreyfus GNMA Fund, Inc.
	22	.	Dreyfus Government Cash Management Funds
	23	.	Dreyfus Growth and Income Fund, Inc.
	24	.	Dreyfus Growth and Value Funds, Inc.
	25	.	Dreyfus Growth Opportunity Fund, Inc.
	26	.	Dreyfus Index Funds, Inc.
	27	.	Dreyfus Institutional Cash Advantage Funds
	28	.	Dreyfus Institutional Money Market Fund
	29	.	Dreyfus Institutional Preferred Money Market Funds
	30	.	Dreyfus Insured Municipal Bond Fund, Inc.
	31	.	Dreyfus Intermediate Municipal Bond Fund, Inc.
	32	.	Dreyfus International Funds, Inc.
	33	.	Dreyfus Investment Grade Funds, Inc.
	34	.	Dreyfus Investment Portfolios
	35	.	The Dreyfus/Laurel Funds, Inc.
	36	.	The Dreyfus/Laurel Funds Trust
	37	.	The Dreyfus/Laurel Tax-Free Municipal Funds
	38	.	Dreyfus LifeTime Portfolios, Inc.
	39	.	Dreyfus Liquid Assets, Inc.
	40	.	Dreyfus Massachusetts Intermediate Municipal Bond Fund
	41	.	Dreyfus Massachusetts Municipal Money Market Fund
	42	.	Dreyfus Massachusetts Tax Exempt Bond Fund
	43	.	Dreyfus Midcap Index Fund, Inc.
	44	.	Dreyfus Money Market Instruments, Inc.

C-13

	45	.	Dreyfus Municipal Bond Fund, Inc.
	46	.	Dreyfus Municipal Cash Management Plus

47	.	Dreyfus Municipal Funds, Inc.
48	.	Dreyfus Municipal Money Market Fund, Inc.
49	.	Dreyfus New Jersey Intermediate Municipal Bond Fund
50	.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
51	.	Dreyfus New York Municipal Cash Management
52	.	Dreyfus New York Tax Exempt Bond Fund, Inc.
53	.	Dreyfus New York Tax Exempt Intermediate Bond Fund
54	.	Dreyfus New York Tax Exempt Money Market Fund
55	.	Dreyfus U.S. Treasury Intermediate Term Fund
56	.	Dreyfus U.S. Treasury Long Term Fund
57	.	Dreyfus 100% U.S. Treasury Money Market Fund
58	.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund
59	.	Dreyfus Pennsylvania Municipal Money Market Fund
60	.	Dreyfus Premier California Municipal Bond Fund
61	.	Dreyfus Premier Equity Funds, Inc.
62	.	Dreyfus Premier Fixed Income Funds
63	.	Dreyfus Premier International Funds, Inc.
64	.	Dreyfus Premier GNMA Fund
65	.	Dreyfus Premier Municipal Bond Fund
66	.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
67	.	Dreyfus Premier New Leaders Fund, Inc.
68	.	Dreyfus Premier New York Municipal Bond Fund
69	.	Dreyfus Premier Opportunity Funds
70	.	Dreyfus Premier State Municipal Bond Fund
71	.	Dreyfus Premier Stock Funds
72	.	The Dreyfus Premier Third Century Fund, Inc.
73	.	Dreyfus Premier Value Equity Funds
74	.	Dreyfus Premier Worldwide Growth Fund, Inc.
75	.	Dreyfus Short-Intermediate Government Fund
76	.	Dreyfus Short-Intermediate Municipal Bond Fund
77	.	The Dreyfus Socially Responsible Growth Fund, Inc.
78	.	Dreyfus Stock Index Fund, Inc.
79	.	Dreyfus Tax Exempt Cash Management
80	.	Dreyfus Treasury Cash Management
81	.	Dreyfus Treasury Prime Cash Management
82	.	Dreyfus Variable Investment Fund
83	.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
84	.	General California Municipal Bond Fund, Inc.
85	.	General California Municipal Money Market Fund
86	.	General Government Securities Money Market Funds, Inc.
87	.	General Money Market Fund, Inc.
88	.	General Municipal Bond Fund, Inc.
89	.	General Municipal Money Market Funds, Inc.
90	.	General New York Municipal Bond Fund, Inc.
91	.	General New York Municipal Money Market Fund

(b)

Positions
Name and principal		and offices with
business address	Positions and offices with the Distributor	Registrant

Michael G. Millard *	Chief Executive Officer and Chairman of the Board	None
J. David Officer *	President and Director	None
J. Charles Cardona *	Executive Vice President and Director	None
James Neiland*	Executive Vice President and Director	None
Irene Papadoulis **	Executive Vice President and Director	None
Prasanna Dhore *	Executive Vice President	None
Noreen Ross *	Executive Vice President	None
Richard Sabo ***	Executive Vice President	None
William H. Maresca *	Chief Financial Officer and Director	None
Ken Bradle **	Senior Vice President	None
Stephen R. Byers *	Senior Vice President	None
Walter Kress *	Senior Vice President	None
Matthew Perrone **	Senior Vice President	None
Bradley J. Skapyak *	Senior Vice President	None
Bret Young *	Senior Vice President	None
Jane Knight *	Chief Legal Officer and Secretary	None
Stephen Storen *	Chief Compliance Officer	None
Maria Georgopoulos *	Vice President – Facilities Management	None
William Germenis *	Vice President	Anti-Money
Laundering
Compliance Officer
Tracy Hopkins *	Vice President	None
Donna Impagliazzo *	Vice President	None
Mary Merkle *	Vice President	None
Paul Molloy *	Vice President	None
James Muir *	Vice President	None
Gary Pierce *	Vice President – Finance	None
David Ray ***	Vice President	None
Theodore A. Schachar *	Vice President – Tax	None
William Schalda *	Vice President	None
James Windels *	Vice President	Treasurer
James Bitetto *	Assistant Secretary	None
Ken Christoffersen ***	Assistant Secretary	None
Ronald Jamison *	Assistant Secretary	None
* Principal business address is 200 Park Avenue, New York, NY 10166.
** Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
*** Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206

Item 28.	Location of Accounts and Records

	1	.	Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

	2	.	Boston Financial Services, Inc.
One American Express Plaza
Providence, Rhode Island 02903

	3	.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and
State of New York on the 26th day of March 2004.

MELLON FUNDS TRUST

BY:/s/ Lawrence P. Keblusek*

Lawrence P. Keblusek, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signatures	Title	Date

/s/ Lawrence P. Keblusek *	President (Principal Executive Officer)	March 26, 2004

Lawrence P. Keblusek

/s/ James Windels*	Treasurer (Principal Financial
	and Accounting Officer)	March 26, 2004

James Windels

/s/Ronald R. Davenport*	Trustee	March 26, 2004

Ronald R. Davenport

/s/ John L. Diederich*	Trustee	March 26, 2004

John L. Diederich

/s/ Maureen D. McFalls*	Trustee	March 26, 2004

Maureen D. McFalls

/s/ Patrick J. O'Connor*	Trustee	March 26, 2004

Patrick J. O’Connor

/s/ Kevin C. Phelan*	Trustee	March 26, 2004

Kevin C. Phelan

/s/ Patrick J. Purcell*	Trustee	March 26, 2004

Patrick J. Purcell

/s/ Thomas F. Ryan, Jr.*	Trustee	March 26, 2004

Thomas F. Ryan, Jr.

*BY: /s/ Jeff Prusnofsky

Jeff Prusnofsky
Attorney-in-Fact

P:\Word Processing\FUNDS\Mellon\J57-MELLON-4-1-04.doc023

EXHIBIT

Item 23

(n) Amended and Restated Rule 18f-3 Plan.